Fair value measurement	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENT
Fair value measurement	Fair value measurementFair value is the price that would be received when selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In assessing the fair value of a particular contract, the market participant would consider the credit risk of the counterparty to the contract.
Consequently, when it is appropriate to do so, the Company adjusts the valuation models to incorporate a measure of credit risk. Fair value represents management's estimates of the current market value at a given point in time.
The Company has certain financial assets and liabilities that are measured at fair value. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts), or inputs that are derived principally from or corroborated by observable market data or other means. Level 3 inputs are unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. There were no transfers among Levels 1, 2 and 3 during the year ended December 31, 2020 or the year ended December 31, 2019. The Company’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as of the date of the event or change in circumstances that caused the transfer.
Valuation methodologies for Level 2 and 3 financial assets and liabilities:
Provisionally priced contracts and gold and copper swap contracts
The fair value of the provisionally priced contracts and the gold and copper swap contracts is calculated using the mark-to-market forward prices of London Metals Exchange gold and copper based on the applicable settlement dates of the outstanding provisionally priced contracts and copper swap contracts.
Investments
The fair value of the investment is measured based on the closing share price on the reporting date.

Gold and copper price option contracts
The fair value of the gold and copper price option contracts is measured based on fair value prices obtained from the counterparties of the gold price option contracts and copper price option contracts.
Foreign exchange forward contracts
The fair value of foreign exchange forward contracts is calculated using the mark-to-market method based on the difference between the forward Canadian dollar to U.S dollar foreign exchange rate and the foreign exchange rates of the contracts.

Gold stream obligation
The fair value of the gold stream obligation is calculated using the risk-free interest rate derived from the U.S. Treasury rate, forward and consensus metal prices, company specific credit spread based on the yield on the Company’s 2027 Senior Unsecured Notes, and expected gold and silver ounces to be delivered from Rainy River’s life of mine projections.
Free cash flow interest obligation
The fair value of the free cash flow interest obligation is calculated using the risk-free interest rate derived from the U.S. Treasury rate, forward and consensus metal prices, company specific credit spread based on the yield on the Company’s 2027 Senior Unsecured Notes, and expected production, operating and capital costs from New Afton’s life of mine projections, including considerations to the minimum cash guarantee over the first four years of the instrument.
Proceeds due from income tax refunds at Mesquite
The proceeds due from income tax refunds at Mesquite is related to income tax refunds that were recoverable by Mesquite on the date of the sale of Mesquite. These income tax refunds are required to be paid to the Company once Mesquite receives these income tax refunds. The fair value of the income tax refund receivable is calculated based on the value of the income tax refunds that Mesquite is expected to receive.
The following table summarizes the Company’s financial assets and liabilities by category and information about financial assets and liabilities measured at fair value on a recurring basis in the statement of financial position categorized by level of significance of the inputs used in making the measurements:

		As at December 31, 2020		As at December 31, 2019
(in millions of U.S. dollars)	Category	Level		Level
FINANCIAL ASSETS
Cash and cash equivalents	Financial assets at amortized cost		186.3		83.4
Trade and other receivables	Financial assets at amortized cost		65.2		14.5
Provisionally priced contracts	Financial instruments at FVTPL	2	8.9	2	1.5
Gold and copper swap contracts	Financial instruments at FVTPL	2	(9.8)	2	(1.3)
Proceeds due from income tax refunds at Mesquite(2)	Financial assets at amortized cost	1	12.8	1	9.0
Investments	Financial instruments at FVTPL	1	46.2	1	0.5
FINANCIAL LIABILITIES
Trade and other payables(1)	Financial liabilities at amortized cost		115.7		111.3
Long-term debt	Financial liabilities at amortized cost		489.2		714.5
Gold stream obligation	Financial instruments at FVTPL	3	217.9	3	164.5
Free cash flow interest obligation	Financial instruments at FVTPL	3	436.1	3	—
Gold price option contracts	Financial instruments at FVTPL	2	—	2	26.4
1.Trade and other payables exclude the short-term portions of reclamation and closure cost obligations, the gold stream obligation and the free cash flow interest obligation.
2.Proceeds due from income tax refunds at Mesquite are included in current assets on the consolidated statement of financial position.
The carrying values and fair values of the Company’s financial instruments are as follows:

As at December 31, 2020			As at December 31, 2019
(in millions of U.S. dollars)	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Cash and cash equivalents	186.3	186.3	83.4	83.4
Trade and other receivables	65.2	65.2	14.5	14.5
Provisionally priced contracts	8.9	8.9	1.5	1.5
Gold and copper swap contracts	(9.8)	(9.8)	(1.3)	(1.3)
Proceeds due from income tax refunds at Mesquite(2)	12.8	12.8	9.0	9.0
Investments	46.2	46.2	0.5	0.5
FINANCIAL LIABILITIES
Trade and other payables(1)	115.7	115.7	111.3	111.3
Long-term debt	489.2	548.0	714.5	707.7
Gold stream obligation	217.9	217.9	164.5	164.5
Free cash flow interest obligation	436.1	436.1	-	-
Gold price option contracts	—	—	26.4	26.4
1.Trade and other payables exclude the short-term portion of reclamation and closure cost obligation and the short-term portion of the gold stream obligation and New Afton free cash flow interest obligation.
2.Proceeds due from income tax refunds at Mesquite are included in current assets on the consolidated statement of financial position.